Subsequent Events	9 Months Ended	12 Months Ended
	Jun. 30, 2016	Sep. 30, 2015
Subsequent Events [Abstract]
Subsequent events

9. Subsequent events

From July 8, 2016 through July 15, 2016, Moxian Shenzhen and Shenzhen Bayi entered into four loan agreements whereby Shenzhen Bayi agreed to provide loans to Moxian Shenzhen in aggregate of $207,244 (RMB1,377,000) without interest and due in one year.

On July 15, 2016, Moxian Beijing and Xinhua Huifeng entered into a loan agreement whereby Xinhua Huifeng agreed to provide loans to Moxian Beijing in aggregate of $97,828 (RMB 650,000) without interest and due in one year.

10. Subsequent Events

On June 20, 2016, the Company’s board of directors has approved a reverse stock split of the Company’s issued and outstanding shares of common stock, par value $0.001 per share (the “Common Stock”), at a ratio of 1-for-2 (the “Reverse Stock Split”). The Reverse Stock Split was approved by the Board of Directors on May 24, 2016 and effected on June 20, 2016 (the “Effective Date”). Simultaneously to the Reverse Stock Split, the number of shares of the Company’s authorized Common Stock was correspondingly reduced from 500,000,000 shares to 250,000,000 shares. On July 11, 2016, the Company received FINRA’s approval of the Reverse Stock Split.